Document and Entity Information Document and Entity Information	Oct. 11, 2023
Cover Page [Abstract]
Document Type	8-K/A
Document Period End Date	Oct. 11, 2023
Entity Registrant Name	Target Corporation
Entity Central Index Key	0000027419
Amendment Flag	true
Entity Incorporation, State or Country Code	MN
Entity File Number	1-6049
Entity Tax Identification Number	41-0215170
Entity Address, Address Line One	1000 Nicollet Mall,
Entity Address, City or Town	Minneapolis,
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55403
City Area Code	(612)
Local Phone Number	304-6073
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0833 per share
Trading Symbol	TGT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This Form 8-K/A amends the Form 8-K filed by Target Corporation (“Target”) on October 17, 2023, which reported the intention of John J. Mulligan, Executive Vice President and Chief Operating Officer, to retire from Target. On November 8, 2023, Target and Mr. Mulligan entered into an agreement (the “Transition Agreement”) providing that Mr. Mulligan will be employed by Target as a non-executive officer in a strategic advisor role, commencing February 3, 2024 (or a later date as mutually agreed) and ending February 1, 2025. Throughout the term of the Transition Agreement, Mr. Mulligan will continue to receive the rate of base salary currently in effect and the same target bonus opportunity as members of Target’s leadership team. The foregoing description of the Transition Agreement is qualified in its entirety by reference to the full text of the Transition Agreement, a copy of which will be filed as an exhibit to Target’s Annual Report on Form 10-K for the fiscal year ending February 3, 2024.